SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Awards Granted
Options:

					Share based
				Fair value	expenses (1)
Grant date	No. of options	Expiration date	Exercise price	on grant date	$in thousands	Vesting terms
March 5, 2020	399	March 5, 2030	$36.4	$23.44	$9	(2)
May 27, 2020	133	May 27, 2030	$11.8	$8.47	$1	(2)
August 5, 2020	18,014	August 5, 2030	$12	$9.73	$175	(4)
November 17, 2020	1,036	November 17, 2030	$6.4	$4.22	$4	(4)
December 10, 2020 (3)	11,250	December 10, 2030	$6.4	$5.5	$62	(4)
March 17, 2021	1,274	March 17, 2031	$45.4	$42.8	$54	(4)
May 11, 2021	903	May 11, 2031	$11.8	$26.07	$23	(4)
August 4, 2021 (5)	36,701	August 4, 2031	$24.6	$18.47	$678	(4)
September 13, 2021	750	September 13, 2031	$21	$16.92	$13	(8)
September 20, 2021 (6)	1,250	September 20, 2031	$20.6	$16.15	$20	(4)
November 2, 2021	1,556	November 2, 2031	$22.2	$18.91	$31	(4)
December 9, 2021 (7(	38,334	December 9, 2031	$26.8	$12.98	$497	(7)
December 9, 2021 (7)	19,167	December 9, 2031	$26.8	$13.14	$252	(7)
January 27, 2022(9)	16,800	January 27, 2032	$12.96	$7.98	$134	(4)
March 21, 2022 (10)	8,472	March 21, 2032	$10.184	$7.02	$59	(4)
May 31, 2022	1,157	May 31, 2032	$7.254	$6.27	$7	(4)
August 29, 2022	1,661	August 29, 2032	$8.23	$6.91	$11	(4)
November 29, 2022	1,024	November 29, 2032	$4.81	$2.38	$2	(4)
December 29, 2022(11)	29,125	December 29, 2032	$4.14	$1.64	$48	(10)

RSUs:

	No. of RSUs		Fair value on	Share based	Vesting
Grant date	and PSUs	Expiration date	grant date	expenses (1)	terms
August 4, 2021 (7)	15,000	August 4, 2031	$21.8	$327	(6)
January 27, 2022 (9)	7,200	January 27, 2032	$9.58	$69	(6)
March 21, 2022 (10)	2,850	March 21, 2032	$8.27	$24	(6)

1.	Share based expenses are based on their fair value on grant date. The amount is charged to the statement of operations over the vesting periods.

2.
The options vest over a period of three years commencing on the date of grant, such that one third of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments.

3.
On December 10, 2020, the Company's Board of Directors approved the award of 11,250 options to the Company’s officers, with an exercise price of $6.4, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

4.
The options vest over a period of four years commencing on the date of grant, such that 25% of the options vest and become exercisable on the first anniversary of the date of grant and thereafter, vest monthly in equal portions at the end of each month over the subsequent thirty-six (36) months.

5.
On August 4, 2021, the Company's Board of Directors approved the award of 36,694 options and 15,000 RSUs, of which, 12,075 options and 5,175 RSUs were issued to certain of the Company’s officers. The remaining options and RSUs were issued to certain employees.

6.
On September 20, 2021, the Company's Board of Directors approved the award of 1,250 options to the Company’s VP clinical, with an exercise price of $20.6, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

7.
On December 9, 2021, the Company's shareholders approved the award of 57,500 options to the Company’s CEO. The options shall vest as follows: (i) two-thirds of the options (38,334 options) shall vest over a period of four years commencing on their date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and an additional 2.0833% will vest at the end of each month thereafter; and (ii) one third of the options (19,166 options) shall fully vest upon the approval by the FDA of the use of our C-Scan, in humans, subject, in each case, to the CEO’s continuing service with the Company on each applicable vesting date. The exercise price of the options of $26.8, equal to the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the approval of the grant of the award by the shareholders, plus a 50% premium. The compensation expense was based on the fair value on the grant date and was estimated at approximately $749. The fair value amount is charged to the statement of operations over the vesting periods of which $335 and $23 were recorded to general and administrative expenses in the year ended December 31, 2022 and 2021, respectively.

8.	Options granted to service provider. The options vest over a period of twelve (12) months.

9.
On January 27, 2022, the Company's Board of Directors approved the award to certain employees of 16,800 options, with an exercise price of $12.96, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date, and 7,200 RSUs.

10.
On March 21, 2022, the Company's Board of Directors approved the award of 8,472 options and 2,850 RSUs to certain executive officers and employees, of which 6,650 options and the 2,850 RSUs were granted to certain officers. The options have an exercise price of $10.184, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

11.
On December 29, 2022, the Company's shareholders approved the award of 29,125 options to members of the Company's Board of Directors. The options shall become fully vested on the first anniversary of the date of grant, subject to each of the Board of Directors continuing service with the Company on the vesting date. The exercise price of the options is $4.14, equal to two times the closing price of the Company’s ordinary shares on the Nasdaq Capital Market on the date of the approval of the option grant by the Company’s shareholders.

Schedule of Parameters Used in Valuing Fair Value of Options

For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0
Expected volatility	109%-118%	115%-153%	95%-98%
Risk-free rate	1.7%-3.9%	0.81%-1.34%	0.31%-0.83%
Dividend yield	0%	0%	0%
Expected term (in years)	5.5-6.08	5.27-6.41	5.88 - 6.1
Share price	$2.07 - $9.58	$0.8 - $2.27	$0.28 - $1.57

Schedule of Share-Based Compensation
	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Research and development, net	493	329	165
General and administrative, net	482	162	243
Total	975	491	408

Schedule of Stock Option Activity
		Year ended December 31, 2022
			Weighted	Aggregate
		Weighted	average	intrinsic
		average of	remaining	value
		exercise	contractual	($in
		Price	life	thousands)
	Number	(in $)	(in years)	(2)
Options outstanding at beginning of year	145,895	48.2	9.13	-
Options granted	58,239	7.75
Options forfeited	(12,242)	59.07
Options exercised	-	-
Options outstanding at end of year	191,892	35.35	8.59	-

Options exercisable at end of year	55,259	79.79	7.39	-

		Year ended December 31, 2021
			Weighted	Aggregate
		Weighted	average	intrinsic
		average of	remaining	value
		exercise	contractual	($in
		Price	life	thousands)
	Number	(in $)	(in years)	(2)
Options outstanding at beginning of year	54,516	95.3	8.74	-
Options granted	99,935	26.0
Options forfeited	(8,206)	92.9
Options exercised	(350)	12.0
Options outstanding at end of year	145,895	48.2	9.13	-

Options exercisable at end of year	27,037	154.3	7.03	-

		Year ended December 31, 2020
			Weighted	Aggregate
		Weighted	average	intrinsic
		average of	remaining	value
		exercise	contractual	($in
		price	life	thousands)
	Number	(in $)	(in years)	(2)
Options outstanding at beginning of year	27,456	204.8	8.30	-
Options granted	30,832	10.4
Options forfeited	(3,772)	196.6
Options outstanding at end of year	54,516	95.3	8.74	-

Options exercisable at end of year	15,486	282.8	7.00	-

1.	The weighted average grant date fair values of options granted during the years ended December 31, 2022, 2021 and 2020 were $4.5, $15.7 and $8.2, respectively.

2.	As of December 31, 2022, all the outstanding options in the amount of 191,892, with an average exercise price of $35.35, are out of the money.

Restricted Stock Units (RSUs) [Member]
Schedule of Stock Option Activity
	Year ended December 31
	2 0 2 2	2 0 2 1	2 0 2 0
	Number of RSUs
Unvested at beginning of year	16,628	3,637	4,985
Granted	10,050	15,000	-
Vested	(4,374)	(1,764)	(1,258)
Forfeited	(2,601)	(245)	(90)
Unvested at end of year	19,703	16,628	3,637